Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 6.6%
BCE, Inc. (Canada)	9,013	$426,315
Cogent Communications Holdings, Inc.	7,056	483,830
KT Corp. (South Korea)(1)	28,332	405,431
Lumen Technologies, Inc.	74,894	393,193
Mobile TeleSystems PJSC (Russia)(2)	387,202	6
TELUS Corp. (Canada)	20,129	433,780
Vodafone Group PLC (United Kingdom)(1)	39,069	452,419
Total Communication Services		2,594,974
Consumer Staples - 2.2%
Alico, Inc.	16,512	437,568
Fresh Del Monte Produce, Inc.	15,058	430,659
Total Consumer Staples		868,227
Energy - 21.0%
Cheniere Energy Partners LP(3)	6,758	368,784
ConocoPhillips	3,414	416,064
Coterra Energy, Inc.	15,833	396,300
Crescent Point Energy Corp. (Canada)	57,361	427,913
Delek Logistics Partners LP(3)	8,573	433,708
Devon Energy Corp.	6,428	406,507
Diamondback Energy, Inc.	2,898	423,456
Dorchester Minerals LP	13,562	395,875
Enbridge, Inc. (Canada)	10,103	413,920
EOG Resources, Inc.	3,054	403,892
Geopark Ltd. (Colombia)	29,468	448,208
Hess Midstream LP Class A(3)	13,598	419,906
Kimbell Royalty Partners LP	23,783	387,425
Natural Resource Partners LP	8,454	458,122
Permian Basin Royalty Trust	17,007	400,345
Petroleo Brasileiro SA (Brazil)(1)	38,537	447,029
Pioneer Natural Resources Co.	1,760	405,416
Sabine Royalty Trust	4,785	409,835
TC Energy Corp. (Canada)	9,823	423,764
Viper Energy Partners LP	12,517	397,415
Total Energy		8,283,884
Materials - 20.2%
Agnico Eagle Mines Ltd. (Canada)	7,590	428,683
AngloGold Ashanti Ltd. (Australia)(1)	20,262	425,907
B2Gold Corp. (Canada)	111,187	441,412
Barrick Gold Corp. (Canada)	22,682	443,433
Braskem SA Class A (Brazil)(1)	43,476	401,284
CVR Partners LP	3,828	379,470
Dow, Inc.	7,834	464,948
DRDGOLD Ltd. (South Africa)(1)	55,284	445,589
Gerdau SA (Brazil)(1)	67,278	437,307
Gold Fields Ltd. (South Africa)(1)	37,202	425,591
ICL Group Ltd. (Israel)	52,091	415,165
Newmont Corp.	8,388	443,977
Pan American Silver Corp. (Canada)(3)	23,585	429,955
Southern Copper Corp. (Mexico)(3)	6,442	484,503
SunCoke Energy, Inc.	46,210	420,973
Ternium SA (Mexico)(1)	12,980	523,743
Tronox Holdings PLC	29,600	507,640
Yamana Gold, Inc. (Canada)	70,379	424,385
Total Materials		7,943,965
Real Estate - 32.9%
Agree Realty Corp.	5,588	417,032
Alexander & Baldwin, Inc.	20,848	417,377
Alexandria Real Estate Equities, Inc.	2,702	434,319
American Assets Trust, Inc.	15,042	428,095
American Tower Corp.	1,884	420,867
Camden Property Trust	3,592	442,570
CareTrust REIT, Inc.	20,914	433,338
Crown Castle, Inc.	2,951	437,073
CTO Realty Growth, Inc.	22,163	435,281
CubeSmart(3)	9,904	453,504
Digital Realty Trust, Inc.	3,952	452,978
EastGroup Properties, Inc.	2,670	449,227
Equity LifeStyle Properties, Inc.	6,160	442,165
Essential Properties Realty Trust, Inc.	17,043	434,256
Essex Property Trust, Inc.	1,901	429,759
Extra Space Storage, Inc.	2,700	426,141
First Industrial Realty Trust, Inc.	8,175	436,136
Four Corners Property Trust, Inc.	14,900	428,524
Getty Realty Corp.	11,442	416,832
Healthcare Realty Trust, Inc.	21,261	457,749
Innovative Industrial Properties, Inc.	3,786	339,907
Invitation Homes, Inc.	13,333	433,323
Life Storage, Inc.	3,967	428,595
Medical Properties Trust, Inc.(3)	36,925	478,179
Mid-America Apartment Communities, Inc.	2,545	424,302
National Storage Affiliates Trust	10,926	445,781
STORE Capital Corp.	12,408	399,662
Sun Communities, Inc.	2,807	440,306
Terreno Realty Corp.	6,978	449,593
VICI Properties, Inc.	12,109	413,886
Total Real Estate		12,946,757
Utilities - 14.4%
Alliant Energy Corp.	7,207	389,394
American Electric Power Co., Inc.	4,164	391,249
Black Hills Corp.	5,697	412,349
Cia Energetica de Minas Gerais (Brazil)(1)	190,836	427,473
Cia Paranaense de Energia (Brazil)(1)	55,986	419,335
CMS Energy Corp.	6,335	400,309
Eversource Energy	4,727	389,174
Fortis, Inc. (Canada)	9,828	404,422
National Grid PLC (United Kingdom)(1)	6,538	416,928
New Jersey Resources Corp.	8,059	402,305
NextEra Energy Partners LP	5,418	397,139
NiSource, Inc.	14,408	399,822
NRG Energy, Inc.	12,243	418,956
Portland General Electric Co.	8,113	386,017
Total Utilities		5,654,872
Total Common Stocks
(Cost $40,173,797)		38,292,679
SECURITIES LENDING COLLATERAL - 3.8%
Money Market Fund - 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(4)(5)
(Cost $1,514,517)	1,514,517	1,514,517

TOTAL INVESTMENTS - 101.1%
(Cost $41,688,314)		39,807,196
Liabilities in Excess of Other Assets - (1.1)%		(446,316)
Net Assets - 100.0%		$39,360,880

(1)	American Depositary Receipts.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,454,067; total market value of collateral held by the Fund was $2,467,083. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $952,566.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2023.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$38,292,673	$—	$6	$38,292,679
Money Market Fund	1,514,517	—	—	1,514,517
Total	$39,807,190	$—	$6	$39,807,196

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2023.